SHARE CAPITAL (Details) $ / shares in Units, $ in Millions		1 Months Ended			12 Months Ended
	Apr. 03, 2023 $ / shares	Dec. 31, 2022 USD ($)	May 31, 2022 USD ($) $ / shares shares	Oct. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2022 ₪ / shares	Dec. 31, 2022 USD ($) $ / shares shares	May 13, 2022 ₪ / shares shares
Disclosure of classes of share capital [line items]
Par value per share | ₪ / shares									₪ 0.01
Authorized ordinary shares | shares									1,594,000,000
Warrants, exercisable term	5 years
Exercise price of warrants | $ / shares	$ 5
Share issuance expenses			$ 0.6
Warrant issuance expense		$ 0.6
Pre-funded warrants
Disclosure of classes of share capital [line items]
Exercise price of warrants | $ / shares			$ 0.001
ADS
Disclosure of classes of share capital [line items]
Number of shares issued | shares			10,563,380					486,504
Proceeds from issuance of shares			$ 14.4
At Market Equity Offering Program [Member] | ADS
Disclosure of classes of share capital [line items]
Number of shares issued | shares						87,624		1,223,292
Proceeds from issuance of shares					$ 2.0	$ 0.8
Average share price | $ / shares					$ 1.67	$ 9.03
At Market Equity Offering Program [Member] | ADS | Minimum [Member]
Disclosure of classes of share capital [line items]
Proceeds from issuance of shares, gross					$ 100.0
Private Placements | ADS | Kukbo Co. Ltd.
Disclosure of classes of share capital [line items]
Authorised proceeds from issuance of shares				$ 10.0
Tranche One | ADS | Kukbo Co. Ltd.
Disclosure of classes of share capital [line items]
Number of shares issued | shares				827,586
Proceeds from issuance of shares				$ 5.0
Authorised proceeds from issuance of shares				$ 5.0
Purchase price (per share) | $ / shares				$ 6.04
Share premium (as a percent)				20.00%
Number of days weighted average in determination of share premium					30 days
Tranche Two | ADS | Kukbo Co. Ltd.
Disclosure of classes of share capital [line items]
Authorised proceeds from issuance of shares				$ 5.0
Share premium (as a percent)				20.00%
Number of days weighted average in determination of share premium					30 days
Consideration receivable								$ 5.0
Ordinary shares.
Disclosure of classes of share capital [line items]
Par value per share | ₪ / shares							₪ 0.01
Authorized ordinary shares | shares						794,000,000		1,594,000,000
Issued and paid ordinary shares | shares						524,016,000		931,962,000
Ordinary shares. | ADS
Disclosure of classes of share capital [line items]
Number of shares issued | shares								32,000,000
Proceeds from issuance of shares, gross		$ 8.0
Ordinary shares. | Stock Options
Disclosure of classes of share capital [line items]
Number of shares issued | shares						565,998
Proceeds from exercise of options						$ 4.0
Warrants [Member]
Disclosure of classes of share capital [line items]
Share issuance expenses			0.3
Gross consideration			$ 8.1
Warrants [Member] | May 2022
Disclosure of classes of share capital [line items]
Risk-free interest rate					4.00%
Average standard deviation					81.75%
Warrants [Member] | ADS
Disclosure of classes of share capital [line items]
Number of warrants to purchase shares | shares								32,000,000
Warrants issued | shares			13,204,225
Warrants, exercisable term		5 years	6 months
Warrants term			5 years 6 months
Exercise price of warrants | $ / shares			$ 1.48					$ 0.25
Risk-free interest rate					3.99%
Average standard deviation					81.71%
Equity component
Disclosure of classes of share capital [line items]
Share issuance expenses			$ 0.3
Gross consideration			$ 6.9
Preferred shares
Disclosure of classes of share capital [line items]
Authorized preferred shares (reserved) | shares						6,000,000		6,000,000